Deposits (Details) $ in Thousands, ¥ in Millions			1 Months Ended
	Oct. 22, 2018 USD ($)	Oct. 22, 2018 CNY (¥)	Apr. 20, 2020 USD ($)	Apr. 20, 2020 CNY (¥)	Apr. 20, 2020 CNY (¥)	Oct. 22, 2018 CNY (¥)
Deposits (Details) [Line Items]
Agreement remaining amount		¥ 12.5	$ 6,120	¥ 39.0
Land Use Right Agreement [Member]
Deposits (Details) [Line Items]
Agreement remaining amount	$ 1,960
Touqiao Town [Member]
Deposits (Details) [Line Items]
Cash paid	7,850					¥ 50.0
Yangzhou City [Member]
Deposits (Details) [Line Items]
Cash paid	$ 9,420					¥ 60.0
Jiangsu Qionghua Group Co., Ltd. [Member]
Deposits (Details) [Line Items]
Deposit paid			$ 13,340		¥ 85.0